Cover	12 Months Ended
Mar. 31, 2026 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41829
Entity Registrant Name	PRIMECH HOLDINGS LTD.
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Entity Central Index Key	0001891944
Current Fiscal Year End Date	--03-31
Entity Incorporation, State or Country Code	U0
Entity Address, Address Line One	60 MacPherson Road
Entity Address, Address Line Two	Siemens Centre, #04-08
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	348615
Title of 12(b) Security	Ordinary Shares
Trading Symbol	PMEC
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	38,417,987
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	60 MacPherson Road
Entity Address, Address Line Two	Siemens Centre, #04-08
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	348615
Contact Personnel Name	Mr. Kin Wai Ho
City Area Code	+65
Local Phone Number	6286 1868